9. Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	$ 420,351	$ (340,492)	$ (236,997)
Deferred income tax liabilities, net	(697,462)	(1,136,481)	(770,737)
Trade receivables
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	217,170	(131,465)	142
Deferred income tax liabilities, net	(425,442)	(661,748)
Provision for plant dismantling
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	0	0	0
Deferred income tax liabilities, net	39,310	43,820
Other financial assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	152,657	9,931	(184,421)
Deferred income tax liabilities, net	(37,658)	(190,315)
Employee benefit liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	1,627	9,499	4,587
Deferred income tax liabilities, net	32,089	30,697
Receivables and other non-financial liabilities
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(423)	(248,723)	(101,037)
Deferred income tax liabilities, net	(6,249)	(5,826)
Provisions and other
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	13,872	23,314	27,874
Deferred income tax liabilities, net	44,910	30,986
Investments in associates
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(103,744)	(34,522)	0
Deferred income tax liabilities, net	(138,266)	(34,522)
Property, plant and equipment
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	93,612	25,378	11,375
Deferred income tax liabilities, net	(224,175)	(322,012)
Intangible assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	13,363	6,096	4,483
Deferred income tax liabilities, net	(14,198)	(27,561)
Tax loss carry-forward
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	32,217	0	$ 0
Deferred income tax liabilities, net	$ 32,217	$ 0